CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Loans	$ 4,474	$ 4,691
Securities	693	861
Interest-earning deposits	74	67
Total interest income	5,241	5,619
Interest expense:
Deposits	575	667
FHLB advances	147	342
Total interest expense	722	1,009
Net interest income	4,519	4,610
Provision for loan losses	80	697
Net interest income after provision for loan losses	4,439	3,913
Non-interest income:
Service fee income	283	287
Rental income	75	75
Earnings on bank-owned life insurance	190	195
Gain on sale of securities	74	123
Gain (loss) on sale of other real estate owned	(19)	756
Other	115	80
Total non-interest income	718	1,516
Non-interest expense:
Compensation and employee benefits	2,316	2,361
Occupancy	804	730
Data processing	350	348
Advertising and promotion	61	53
Professional and regulatory	336	502
Postage and supplies	89	96
Bank security	121	120
Federal deposit insurance	193	235
Other real estate owned loss expense	402	42
Other	466	548
Total non-interest expense	5,138	5,035
Income before income taxes	19	394
Income tax benefit	(67)	(1,708)
Net income	$ 86	$ 2,102
Earnings per share:
Basic and diluted (in dollars per share)	$ 0.04	$ 0.96